Financial Risk Management and Financial Instruments - Summary of Changes in Convertible Notes (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Beginning balance	€ 944
Changes in fair value	221
Effect of changes in foreign exchange rates	(20)
Issuance of shares upon exchange of Convertible Notes	(1,145)
Ending balance	€ 0